Loss Before Tax - Summary of Loss Before Tax Stated After Charging (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material income and expense [abstract]
Amortization	£ 195	£ 185	£ 208
Depreciation	£ 79	£ 337	£ 367